Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	September 30, 2019	December 31, 2018
	$	$
Revolving Credit Facilities	555,930	642,997
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Norwegian Krone-denominated Bonds due through August 2023	335,287	352,973
U.S. Dollar-denominated Term Loans due through 2030	1,388,157	1,536,499
Euro-denominated Term Loans due through 2024	170,274	193,781
Other U.S. Dollar-denominated loan	3,300	3,300
Total principal	2,864,660	3,363,127
Less unamortized discount and debt issuance costs	(43,356)	(43,604)
Total debt	2,821,304	3,319,523
Less current portion	(528,527)	(242,137)
Long-term portion	2,292,777	3,077,386